MASSACHUSETTS INVESTORS GROWTH STOCK FUND
                          MASSACHUSETTS INVESTORS TRUST
                    MFS(R) AGGRESSIVE GROWTH ALLOCATION FUND
                                MFS(R) BOND FUND
                            MFS(R) CASH RESERVE FUND
                       MFS(R) CONSERVATIVE ALLOCATION FUND
                             MFS(R) CORE EQUITY FUND
                             MFS(R) CORE GROWTH FUND
                         MFS(R) DIVERSIFIED INCOME FUND
                           MFS(R) EMERGING GROWTH FUND
                        MFS(R) EMERGING MARKETS DEBT FUND
                       MFS(R) EMERGING MARKETS EQUITY FUND
                      MFS(R) FLOATING RATE HIGH INCOME FUND
                            MFS(R) GLOBAL EQUITY FUND
                            MFS(R) GLOBAL GROWTH FUND
                         MFS(R) GLOBAL TOTAL RETURN FUND
                       MFS(R) GOVERNMENT MONEY MARKET FUND
                        MFS(R) GOVERNMENT SECURITIES FUND
                          MFS(R) GROWTH ALLOCATION FUND
                             MFS(R) HIGH INCOME FUND
                      MFS(R) HIGH YIELD OPPORTUNITIES FUND
                       MFS(R) INFLATION-ADJUSTED BOND FUND
                    MFS(R) INTERNATIONAL DIVERSIFICATION FUND
                        MFS(R) INTERNATIONAL GROWTH FUND
                     MFS(R) INTERNATIONAL NEW DISCOVERY FUND
                         MFS(R) INTERNATIONAL VALUE FUND
                          MFS(R) LIFETIME(R) 2010 FUND
                          MFS(R) LIFETIME(R) 2020 FUND
                          MFS(R) LIFETIME(R) 2030 FUND
                          MFS(R) LIFETIME(R) 2040 FUND
                    MFS(R) LIFETIME(R) RETIREMENT INCOME FUND
                          MFS(R) LIMITED MATURITY FUND
                           MFS(R) MID CAP GROWTH FUND
                            MFS(R) MID CAP VALUE FUND
                         MFS(R) MODERATE ALLOCATION FUND
                            MFS(R) MONEY MARKET FUND
                        MFS(R) MUNICIPAL HIGH INCOME FUND
                          MFS(R) MUNICIPAL INCOME FUND
                     MFS(R) MUNICIPAL LIMITED MATURITY FUND
                            MFS(R) NEW DISCOVERY FUND
                            MFS(R) NEW ENDEAVOR FUND
                            MFS(R) RESEARCH BOND FUND
                           MFS(R) RESEARCH BOND FUND J
                              MFS(R) RESEARCH FUND
                       MFS(R) RESEARCH INTERNATIONAL FUND
                          MFS(R) SECTOR ROTATIONAL FUND
                          MFS(R) STRATEGIC INCOME FUND
                           MFS(R) STRATEGIC VALUE FUND
                             MFS(R) TECHNOLOGY FUND
                            MFS(R) TOTAL RETURN FUND
                        MFS(R) UNION STANDARD EQUITY FUND
                              MFS(R) UTILITIES FUND
                                MFS(R) VALUE FUND
                          MFS(R) MUNICIPAL STATE FUNDS:
                         AL, AR, CA, FL, GA, MD, MA, MS,
                           NY, NC, PA, SC, TN, VA, WV

      Supplement to Current Statement of Additional Information - Part II:

Effective July 1, 2007, the following sub-section entitled "Custodian" is inserted between the sub-section entitled "Administrator" and the sub-section entitled "Shareholder Servicing Agent" under the heading "Management of the Fund":

Custodian

JPMorgan Chase Bank, with a place of business at One Chase Manhattan Plaza, New York, NY 10081, serves as the custodian of the assets of each Fund listed below (the "Custodian"). The Custodian is responsible for safekeeping and controlling each Fund's cash and securities, handling the receipt and delivery of securities, collecting interest and dividends on each Fund's investments, serving as each Fund's foreign custody manager, and providing reports on foreign securities depositaries. An affiliate of the Custodian, JPMorgan Investor Services Co., with a place of business at 73 Tremont Street, Boston, MA 02108, is responsible for maintaining books of original entry and other required books and accounts for each Fund and calculating the daily net asset value of each class of shares of each Fund. Each Fund may invest in securities of the Custodian and its affiliates and may deal with the Custodian and its affiliates as principal in securities transactions:

MFS Bond Fund                               MFS Research Bond Fund
MFS Limited Maturity Fund                   MFS Research Bond Fund J
MFS Municipal Income Fund                   MFS Municipal State Funds:
MFS Municipal Limited Maturity Fund         AL, AR, CA, FL, GA, MD, MA, MS,

Each Fund has an expense offset arrangement that reduces each Fund's Custodian fees based upon the amount of cash maintained by each Fund with its Custodian.

State Street Bank and Trust Company, with a place of business at 225 Franklin St., Boston, MA 02110, serves as the custodian of the assets of each Fund listed below (the "Custodian"). The Custodian is responsible for safekeeping and controlling each Fund's cash and securities, handling the receipt and delivery of securities, collecting interest and dividends on each Fund's investments, serving as each Fund's foreign custody manager, providing reports on foreign securities depositaries, maintaining books of original entry and other required books and accounts for each Fund, and calculating the daily net asset value of each class of shares of each Fund. Each Fund may invest in securities of the Custodian and may deal with the Custodian as principal in securities transactions:

MFS Lifetime 2010 Fund                      MFS Lifetime 2040 Fund
MFS Lifetime 2020 Fund                      MFS Lifetime Retirement Income Fund
MFS Lifetime 2030 Fund                      MFS Sector Rotational Fund

Each Fund has an expense offset arrangement that reduces each Fund's Custodian fees based upon the amount of cash maintained by each Fund with its Custodian.

                  The date of this Supplement is July 1, 2007.